Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Linkers Industries Limited. and its subsidiaries (the “Company”) as of June 30, 2025 and 2026, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for each of the three-years ended June 30, 2026, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025, and 2026, and the results of its operations and its cash flows in each of three-years ended June 30, 2026, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.